Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (36.8%)
U.S. Government Securities (10.4%)
	United States Treasury Note/Bond	4.500%	11/30/24	10,400	10,290
	United States Treasury Note/Bond	1.000%	12/15/24	5,300	4,988
	United States Treasury Note/Bond	3.875%	4/30/25	583	572
	United States Treasury Note/Bond	3.875%	1/15/26	328	322
	United States Treasury Note/Bond	2.250%	3/31/26	1,126	1,060
	United States Treasury Note/Bond	3.750%	4/15/26	2,030	1,987
	United States Treasury Note/Bond	3.625%	5/15/26	5,247	5,119
	United States Treasury Note/Bond	0.750%	5/31/26	491	441
	United States Treasury Note/Bond	2.125%	5/31/26	1,061	992
	United States Treasury Note/Bond	1.875%	7/31/26	343	318
	United States Treasury Note/Bond	3.500%	4/30/30	578	561
	United States Treasury Note/Bond	3.750%	5/31/30	668	659
	United States Treasury Note/Bond	3.375%	5/15/33	126	122
	United States Treasury Note/Bond	2.000%	11/15/41	900	659
	United States Treasury Note/Bond	3.000%	5/15/42	441	379
	United States Treasury Note/Bond	3.250%	5/15/42	4,568	4,076
[1]	United States Treasury Note/Bond	2.750%	8/15/42	2,037	1,678
	United States Treasury Note/Bond	3.375%	8/15/42	3,676	3,335
	United States Treasury Note/Bond	2.750%	11/15/42	347	285
	United States Treasury Note/Bond	3.875%	2/15/43	1,945	1,897
	United States Treasury Note/Bond	3.875%	5/15/43	149	145
	United States Treasury Note/Bond	2.875%	11/15/46	733	604
	United States Treasury Note/Bond	3.000%	2/15/47	1,000	842
	United States Treasury Note/Bond	3.000%	5/15/47	713	600
	United States Treasury Note/Bond	2.750%	8/15/47	729	586
	United States Treasury Note/Bond	2.750%	11/15/47	723	582
	United States Treasury Note/Bond	3.000%	2/15/48	950	801
	United States Treasury Note/Bond	3.125%	5/15/48	692	597
	United States Treasury Note/Bond	3.000%	8/15/48	869	733
	United States Treasury Note/Bond	3.375%	11/15/48	768	694
	United States Treasury Note/Bond	1.250%	5/15/50	5,304	2,982
	United States Treasury Note/Bond	2.250%	2/15/52	1,459	1,054
	United States Treasury Note/Bond	3.000%	8/15/52	1,248	1,061
	United States Treasury Note/Bond	3.625%	2/15/53	88	84
	United States Treasury Note/Bond	3.625%	5/15/53	145	139
					51,244
Agency Bonds and Notes (1.5%)
[2,3]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	7,700	7,499
Conventional Mortgage-Backed Securities (24.4%)
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	534	511
[2,4]	Ginnie Mae II Pool	2.000%	11/20/50–7/15/53	4,885	4,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Ginnie Mae II Pool	2.500%	5/20/50–7/15/53	6,880	5,844
[2,4,5]	Ginnie Mae II Pool	3.000%	3/20/50–8/15/53	6,818	6,024
[2,4]	Ginnie Mae II Pool	3.500%	11/20/47–7/15/53	2,605	2,407
[2]	Ginnie Mae II Pool	4.000%	6/20/47–2/20/51	1,827	1,745
[2,4]	Ginnie Mae II Pool	4.500%	4/20/48–7/15/53	3,171	3,076
[2,4]	Ginnie Mae II Pool	5.000%	8/15/53	2,000	1,965
[2,4]	Ginnie Mae II Pool	5.500%	7/15/53	2,500	2,488
[2,3,4]	UMBS Pool	1.500%	7/25/38–7/1/51	2,721	2,156
[2,3,4]	UMBS Pool	2.000%	10/1/35–7/25/53	31,208	25,971
[2,3,4]	UMBS Pool	2.500%	10/1/35–7/25/53	21,195	18,011
[2,3,4]	UMBS Pool	3.000%	12/1/41–8/25/53	2,337	2,096
[2,3,4]	UMBS Pool	3.500%	2/1/46–7/25/53	5,327	4,898
[2,3,4]	UMBS Pool	4.000%	6/1/42–7/25/53	1,399	1,417
[2,3,4]	UMBS Pool	4.500%	7/25/38–7/25/53	12,931	12,699
[2,3]	UMBS Pool	5.000%	12/1/48–9/1/52	2,294	2,271
[2,3,4]	UMBS Pool	5.500%	10/1/52–7/25/53	15,129	15,101
[2,3,4]	UMBS Pool	6.000%	11/1/52–7/25/53	7,421	7,488
					120,267
Nonconventional Mortgage-Backed Securities (0.5%)
[2,3]	Fannie Mae REMICS	4.500%	8/25/49	228	219
[2,3]	Freddie Mac REMICS	2.000%	1/25/52	184	100
[2,3]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	1,894	1,626
[2,3]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	681	658
[2]	Ginnie Mae REMICS	2.000%	2/20/51	112	97
					2,700
Total U.S. Government and Agency Obligations (Cost $187,321)					181,710
Asset-Backed/Commercial Mortgage-Backed Securities (7.0%)
[2]	Ally Auto Receivables Trust Series 2022-2	4.620%	10/15/25	794	791
[2]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,243
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	170	168
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	830	823
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,121
[2,6]	Bayview MSR Opportunity Master Fund Trust Series 2021-4	2.500%	10/25/51	227	182
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	100	95
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.740%	9/15/25	375	371
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	70	69
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,030
[2]	CD Mortgage Trust Series 2018-CD7	5.004%	8/15/51	50	38
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,232
[2,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	369
[2]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	653	635
[2]	Daimler Trucks Retail Trust Series 2022-1	5.070%	9/16/24	183	182
[2,6]	Dell Equipment Finance Trust Series 2022-2	4.030%	7/22/27	246	244
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,140	1,135
[2,6]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	143
[2,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	350	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	109
[2,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	2,214	1,865
[2,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	467	419
[2,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	328	300
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.500%	9/16/25	133	131
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.600%	11/17/25	862	857
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	176
[2,6]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	410	409
[2]	GS Mortgage Securities Trust Series 2014-GC24	3.666%	9/10/47	552	534
[2,6]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	257	207
[2,6]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	92	77
[2,6]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	2,118	1,762
[2,6]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	100	92
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.810%	3/18/25	164	163
[2]	Hyundai Auto Receivables Trust Series 2022-B	3.640%	5/15/25	364	361
[2]	John Deere Owner Trust Series 2022-B	3.730%	6/16/25	184	182
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	110
[2,6]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	162	130
[2,6]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	1,765	1,485
[2,6]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	85	71
[2,6]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	83	69
[2,6]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	455	381
[2,6]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	139	117
[2,6]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	1,800	1,514
[2,6]	Kubota Credit Owner Trust Series 2022-2A	4.070%	6/17/25	375	371
[2,6]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	250	201
[2,6]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	92	73
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	100	98
[2,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,707	3,297
[2,6]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	555	461
[2,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	389	350
[2,6]	OBX Trust Series 2022-J2	3.000%	8/25/52	1,042	876
[2,6]	OBX Trust Series 2022-J2	3.000%	8/25/52	1	1
[2,6]	OBX Trust Series 2022-J2	3.500%	8/25/52	1,610	1,404
[2,6]	OBX Trust Series 2022-J2	3.500%	8/25/52	2	2
[2,6]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	250	144
[2,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	129
[2,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	99	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	94
[2,6]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	239	192
[2,6]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	934	815
[2]	Santander Drive Auto Receivables Trust Series 2022-4	4.140%	2/16/27	660	651
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	68
[2,6]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	140	139
[2,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	60	57
[2,6]	USAA Auto Owner Trust Series 2022-A	4.600%	2/18/25	475	473
[2,6]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	267	216
[2]	Verizon Master Trust Series 2022-5	3.720%	7/20/27	280	277
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	580	579
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	329
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.925%	4/15/50	560	535
[2]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	417	414
[2]	World Omni Auto Receivables Trust Series 2022-C	3.730%	3/16/26	357	353
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $36,854)					34,425
Corporate Bonds (42.1%)
Communications (2.7%)
[7]	AT&T Inc.	3.550%	11/18/25	400	431
	AT&T Inc.	3.800%	2/15/27	830	793
	AT&T Inc.	4.350%	3/1/29	24	23
	AT&T Inc.	5.400%	2/15/34	700	702
	AT&T Inc.	4.900%	8/15/37	113	106
	AT&T Inc.	4.300%	12/15/42	150	127
	AT&T Inc.	3.550%	9/15/55	224	157
	AT&T Inc.	3.800%	12/1/57	323	234
	AT&T Inc.	3.650%	9/15/59	85	59
[6]	Cable One Inc.	4.000%	11/15/30	40	31
[6]	CCO Holdings LLC	5.000%	2/1/28	75	68
[6]	CCO Holdings LLC	6.375%	9/1/29	275	259
[6]	CCO Holdings LLC	4.750%	3/1/30	130	111
	Charter Communications Operating LLC	6.484%	10/23/45	140	132
	Comcast Corp.	5.250%	11/7/25	130	131
	Comcast Corp.	6.550%	7/1/39	150	169
	Comcast Corp.	3.750%	4/1/40	283	238
	Comcast Corp.	3.450%	2/1/50	73	56
	Comcast Corp.	2.987%	11/1/63	367	233
[6]	Cox Communications Inc.	4.800%	2/1/35	170	153
[6]	CSC Holdings LLC	5.750%	1/15/30	30	14
[6]	CSC Holdings LLC	4.625%	12/1/30	40	18
[6]	CSC Holdings LLC	3.375%	2/15/31	75	51
[6]	Directv Financing LLC	5.875%	8/15/27	180	163
	Discovery Communications LLC	3.950%	3/20/28	113	105
	Discovery Communications LLC	6.350%	6/1/40	107	104
[6]	DISH DBS Corp.	5.250%	12/1/26	110	89
[6]	DISH DBS Corp.	5.750%	12/1/28	55	41
	DISH DBS Corp.	5.125%	6/1/29	75	35
[6]	DISH Network Corp.	11.750%	11/15/27	140	137
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	75	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	102
[6]	Level 3 Financing Inc.	3.400%	3/1/27	10	9
[6]	Level 3 Financing Inc.	4.250%	7/1/28	170	110
[6]	Level 3 Financing Inc.	3.875%	11/15/29	55	44
[6]	Level 3 Financing Inc.	10.500%	5/15/30	55	56
[6]	Lumen Technologies Inc.	4.000%	2/15/27	30	22
	Meta Platforms Inc.	4.600%	5/15/28	1,050	1,039
	Meta Platforms Inc.	5.750%	5/15/63	270	279
	Netflix Inc.	4.875%	4/15/28	530	524
[2,7]	Netflix Inc.	3.875%	11/15/29	100	106
[6]	News Corp.	3.875%	5/15/29	320	282
[6]	Nexstar Media Inc.	5.625%	7/15/27	195	182
[6]	Nexstar Media Inc.	4.750%	11/1/28	115	100
	Paramount Global	4.850%	7/1/42	190	141
	Paramount Global	4.375%	3/15/43	110	78
	Paramount Global	4.950%	5/19/50	90	68
[6]	Rogers Communications Inc.	3.800%	3/15/32	148	129
[6]	Rogers Communications Inc.	4.550%	3/15/52	120	97
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	45	32
[6]	Scripps Escrow Inc.	5.875%	7/15/27	85	69
	Sprint Capital Corp.	8.750%	3/15/32	300	363
	Telefonica Emisiones SA	4.103%	3/8/27	170	163
	Telefonica Emisiones SA	4.665%	3/6/38	300	254
	Time Warner Cable LLC	4.500%	9/15/42	586	437
	T-Mobile USA Inc.	2.625%	2/15/29	320	278
	T-Mobile USA Inc.	3.375%	4/15/29	100	90
	T-Mobile USA Inc.	2.875%	2/15/31	30	25
	T-Mobile USA Inc.	5.050%	7/15/33	440	432
	T-Mobile USA Inc.	3.600%	11/15/60	137	96
	T-Mobile USA Inc.	5.800%	9/15/62	260	264
[6]	Univision Communications Inc.	7.375%	6/30/30	180	172
[6]	UPC Broadband Finco BV	4.875%	7/15/31	90	74
[6]	UPC Holding BV	5.500%	1/15/28	85	75
	Verizon Communications Inc.	3.400%	3/22/41	190	147
	Verizon Communications Inc.	3.850%	11/1/42	57	46
	Verizon Communications Inc.	4.862%	8/21/46	210	192
	Verizon Communications Inc.	5.012%	4/15/49	311	293
[6]	Videotron Ltd.	5.125%	4/15/27	50	48
[6]	Videotron Ltd.	3.625%	6/15/29	130	112
	Vodafone Group plc	6.150%	2/27/37	200	210
[6]	VZ Secured Financing BV	5.000%	1/15/32	80	65
	Walt Disney Co.	4.750%	11/15/46	113	107
	Warnermedia Holdings Inc.	3.428%	3/15/24	175	172
	Warnermedia Holdings Inc.	3.755%	3/15/27	460	429
	Warnermedia Holdings Inc.	5.050%	3/15/42	273	229
	Warnermedia Holdings Inc.	5.141%	3/15/52	80	65
	Warnermedia Holdings Inc.	5.391%	3/15/62	210	171
[6]	Zayo Group Holdings Inc.	4.000%	3/1/27	70	49
					13,552
Consumer Discretionary (2.2%)
[6]	1011778 BC ULC	3.875%	1/15/28	85	78
	Advance Auto Parts Inc.	5.900%	3/9/26	70	69
	Advance Auto Parts Inc.	5.950%	3/9/28	75	74
	Amazon.com Inc.	4.700%	12/1/32	793	799
	Amazon.com Inc.	3.875%	8/22/37	70	64
	Amazon.com Inc.	3.950%	4/13/52	140	122
	American Honda Finance Corp.	4.750%	1/12/26	245	244
[6]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	4.500%	2/1/28	355	346
	AutoZone Inc.	4.000%	4/15/30	179	166
	AutoZone Inc.	1.650%	1/15/31	25	19
	Bath & Body Works Inc.	7.500%	6/15/29	135	137
[6]	BMW US Capital LLC	2.800%	4/11/26	390	368
[6]	Boyne USA Inc.	4.750%	5/15/29	20	18
[6]	Caesars Entertainment Inc.	7.000%	2/15/30	85	85
[6]	Caesars Resort Collection LLC	5.750%	7/1/25	85	86
[6]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	170	161
[6]	Carnival Corp.	5.750%	3/1/27	100	92
[6]	Carnival Corp.	9.875%	8/1/27	35	36
[6]	Carnival Corp.	4.000%	8/1/28	200	177
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	45	49
[6]	Cedar Fair LP	5.500%	5/1/25	290	288
[6]	Clarios Global LP	8.500%	5/15/27	95	95
[6]	Clarios Global LP	6.750%	5/15/28	7	7
	Dana Inc.	4.500%	2/15/32	165	137
	eBay Inc.	5.900%	11/22/25	125	126
	eBay Inc.	6.300%	11/22/32	255	268
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	2.700%	8/10/26	205	183
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	71
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	316
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	257
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	76
[6]	Garda World Security Corp.	7.750%	2/15/28	170	170
	General Motors Co.	5.200%	4/1/45	170	145
	General Motors Financial Co. Inc.	6.050%	10/10/25	1,330	1,334
	General Motors Financial Co. Inc.	1.250%	1/8/26	452	404
	General Motors Financial Co. Inc.	1.500%	6/10/26	135	119
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	248
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	70	63
[6]	Hanesbrands Inc.	9.000%	2/15/31	25	25
[6]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	205	184
[6]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	49
	Home Depot Inc.	3.250%	4/15/32	160	144
	Home Depot Inc.	5.950%	4/1/41	210	231
	Home Depot Inc.	4.950%	9/15/52	110	109
	Home Depot Inc.	3.500%	9/15/56	110	85
	KB Home	7.250%	7/15/30	115	117
[6]	Lithia Motors Inc.	4.625%	12/15/27	260	243
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	191
	Lowe's Cos. Inc.	4.450%	4/1/62	210	169
[6]	Mattel Inc.	3.375%	4/1/26	55	51
[6]	Mattel Inc.	5.875%	12/15/27	25	25
[6]	Mattel Inc.	3.750%	4/1/29	50	44
[6]	NCL Corp. Ltd.	5.875%	2/15/27	200	194
[6]	NCL Corp. Ltd.	7.750%	2/15/29	110	105
	Newell Brands Inc.	6.375%	9/15/27	50	48
	Newell Brands Inc.	6.625%	9/15/29	115	110
[6]	Nissan Motor Co. Ltd.	4.810%	9/17/30	25	22
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	24	25
[6]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	18	18
	Sands China Ltd.	5.900%	8/8/28	65	62
[6]	Studio City Co. Ltd.	7.000%	2/15/27	125	118
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	375	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Vail Resorts Inc.	6.250%	5/15/25	145	145
[2,7]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	290
					10,795
Consumer Staples (2.4%)
[6]	Albertsons Cos. Inc.	6.500%	2/15/28	55	55
	Altria Group Inc.	2.450%	2/4/32	225	176
	Altria Group Inc.	3.400%	2/4/41	155	108
	Altria Group Inc.	3.875%	9/16/46	170	119
	Altria Group Inc.	3.700%	2/4/51	170	114
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	195
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	630	628
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	155
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	429	359
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	141	131
	B&G Foods Inc.	5.250%	9/15/27	80	70
[2,8]	BAT Capital Corp.	2.125%	8/15/25	100	115
	BAT Capital Corp.	3.557%	8/15/27	900	829
	BAT Capital Corp.	4.540%	8/15/47	194	143
[2,8]	BAT International Finance plc	4.000%	9/4/26	100	116
[6]	Cargill Inc.	4.750%	4/24/33	220	217
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	100	103
	Constellation Brands Inc.	2.875%	5/1/30	376	326
[6]	Energizer Holdings Inc.	4.750%	6/15/28	208	186
[6]	Energizer Holdings Inc.	4.375%	3/31/29	180	155
	Haleon US Capital LLC	3.625%	3/24/32	55	49
	Haleon US Capital LLC	4.000%	3/24/52	110	91
	Hershey Co.	4.500%	5/4/33	135	134
[6]	Imperial Brands Finance plc	6.125%	7/27/27	200	201
[6]	JBS USA LUX SA	5.750%	4/1/33	260	245
[6]	Kenvue Inc.	5.100%	3/22/43	140	142
	Keurig Dr Pepper Inc.	4.597%	5/25/28	470	461
[2]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	1,000	965
	Kraft Heinz Foods Co.	3.875%	5/15/27	130	125
	Kraft Heinz Foods Co.	3.750%	4/1/30	180	167
	Kraft Heinz Foods Co.	4.875%	10/1/49	120	109
	Kroger Co.	4.450%	2/1/47	93	81
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	15	13
[6]	Mars Inc.	4.650%	4/20/31	235	232
[6]	Mars Inc.	4.750%	4/20/33	885	877
	PepsiCo Inc.	2.625%	7/29/29	405	365
[6]	Performance Food Group Inc.	5.500%	10/15/27	60	58
[6]	Performance Food Group Inc.	4.250%	8/1/29	20	18
	Philip Morris International Inc.	5.000%	11/17/25	290	289
	Philip Morris International Inc.	5.125%	11/17/27	290	291
	Philip Morris International Inc.	5.625%	11/17/29	225	229
	Philip Morris International Inc.	2.100%	5/1/30	887	734
	Philip Morris International Inc.	5.750%	11/17/32	210	215
	Philip Morris International Inc.	4.500%	3/20/42	106	91
[7]	Procter & Gamble Co.	3.250%	8/2/26	210	226
	Target Corp.	2.950%	1/15/52	180	126
[6]	United Natural Foods Inc.	6.750%	10/15/28	67	56
	Walmart Inc.	3.950%	6/28/38	200	185
	Walmart Inc.	4.500%	4/15/53	620	605
					11,680
Energy (2.4%)
[6]	Antero Resources Corp.	5.375%	3/1/30	130	120
[6]	Baytex Energy Corp.	8.500%	4/30/30	45	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	2.721%	1/12/32	175	149
	BP Capital Markets America Inc.	3.060%	6/17/41	226	172
	Canadian Natural Resources Ltd.	6.250%	3/15/38	63	64
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	81
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	140	127
	Cheniere Energy Partners LP	4.000%	3/1/31	130	115
	Cheniere Energy Partners LP	3.250%	1/31/32	160	132
[6]	Cheniere Energy Partners LP	5.950%	6/30/33	200	201
[6]	Civitas Resources Inc.	8.750%	7/1/31	70	71
[6]	CNX Resources Corp.	7.375%	1/15/31	45	44
	ConocoPhillips Co.	6.950%	4/15/29	50	55
	ConocoPhillips Co.	3.800%	3/15/52	350	284
	ConocoPhillips Co.	5.300%	5/15/53	305	310
[6]	Continental Resources Inc.	2.268%	11/15/26	200	178
[6]	CrownRock LP	5.625%	10/15/25	140	138
	DCP Midstream Operating LP	5.625%	7/15/27	240	240
	Devon Energy Corp.	4.750%	5/15/42	113	95
	Diamondback Energy Inc.	6.250%	3/15/33	220	228
[6]	DT Midstream Inc.	4.125%	6/15/29	270	237
[6]	Earthstone Energy Holdings LLC	9.875%	7/15/31	20	20
	Energy Transfer LP	4.400%	3/15/27	415	397
	Energy Transfer LP	5.750%	2/15/33	190	191
	Energy Transfer LP	5.300%	4/1/44	120	103
	Energy Transfer LP	5.150%	3/15/45	200	172
	Energy Transfer LP	5.400%	10/1/47	339	300
[6]	EnLink Midstream LLC	5.625%	1/15/28	190	184
	Enterprise Products Operating LLC	5.350%	1/31/33	155	158
	Enterprise Products Operating LLC	3.700%	1/31/51	305	234
[6]	EQM Midstream Partners LP	7.500%	6/1/27	80	81
	EQM Midstream Partners LP	5.500%	7/15/28	250	236
[6]	EQM Midstream Partners LP	7.500%	6/1/30	125	126
	Exxon Mobil Corp.	2.995%	8/16/39	339	269
	Exxon Mobil Corp.	3.095%	8/16/49	226	166
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,335	1,079
	Genesis Energy LP	6.500%	10/1/25	48	47
	Hess Corp.	7.300%	8/15/31	15	16
[2]	KazMunayGas National Co. JSC	5.375%	4/24/30	1,000	930
	Kinder Morgan Inc.	4.800%	2/1/33	125	118
	MPLX LP	4.500%	4/15/38	200	172
	MPLX LP	4.950%	3/14/52	50	43
	MPLX LP	5.650%	3/1/53	49	46
	Occidental Petroleum Corp.	8.500%	7/15/27	22	24
	Occidental Petroleum Corp.	6.375%	9/1/28	197	201
	Occidental Petroleum Corp.	6.625%	9/1/30	89	92
	Occidental Petroleum Corp.	7.500%	5/1/31	70	76
	Occidental Petroleum Corp.	6.600%	3/15/46	45	46
	Ovintiv Inc.	5.650%	5/15/25	420	417
[6]	Permian Resources Operating LLC	7.750%	2/15/26	110	111
[6]	Permian Resources Operating LLC	6.875%	4/1/27	40	39
[6]	Permian Resources Operating LLC	5.875%	7/1/29	180	170
	Pioneer Natural Resources Co.	2.150%	1/15/31	90	74
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	666
	Shell International Finance BV	2.750%	4/6/30	300	269
	Suncor Energy Inc.	4.000%	11/15/47	147	114
[6]	Tap Rock Resources LLC	7.000%	10/1/26	70	72
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	Targa Resources Partners LP	4.875%	2/1/31	100	92
[6]	Transocean Inc.	8.750%	2/15/30	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	170	174
[6]	Valaris Ltd.	8.375%	4/30/30	108	108
	Valero Energy Corp.	3.650%	12/1/51	100	70
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	175
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	35
[6]	Venture Global LNG Inc.	8.125%	6/1/28	40	41
[6]	Venture Global LNG Inc.	8.375%	6/1/31	155	157
	Western Midstream Operating LP	4.500%	3/1/28	235	222
	Western Midstream Operating LP	4.750%	8/15/28	236	224
	Williams Cos. Inc.	4.650%	8/15/32	150	142
					12,081
Financials (15.2%)
[2,7]	ABN AMRO Bank NV	5.125%	2/22/33	100	107
	AerCap Ireland Capital DAC	3.500%	1/15/25	565	544
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	134
	AerCap Ireland Capital DAC	5.750%	6/6/28	400	397
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	228
	Aflac Inc.	4.750%	1/15/49	100	93
	Allstate Corp.	5.250%	3/30/33	200	199
	Ally Financial Inc.	6.992%	6/13/29	360	356
	American Express Co.	3.950%	8/1/25	1,000	970
	American Express Co.	5.850%	11/5/27	500	512
	Aon Corp.	5.350%	2/28/33	370	373
[6]	Athene Global Funding	1.985%	8/19/28	750	603
[8]	Aviva plc	6.125%	11/14/36	100	122
[2,7]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	100	107
[2]	Bank of America Corp.	3.824%	1/20/28	700	663
[2]	Bank of America Corp.	4.948%	7/22/28	40	39
[2]	Bank of America Corp.	3.970%	3/5/29	300	281
	Bank of America Corp.	5.202%	4/25/29	1,300	1,286
[2]	Bank of America Corp.	2.972%	2/4/33	570	475
	Bank of America Corp.	4.571%	4/27/33	200	188
	Bank of America Corp.	5.288%	4/25/34	600	595
[2]	Bank of America Corp.	4.078%	4/23/40	340	292
[2]	Bank of America Corp.	2.831%	10/24/51	100	66
	Bank of America Corp.	2.972%	7/21/52	275	187
	Bank of Montreal	5.200%	12/12/24	800	793
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	294
	Bank of New York Mellon Corp.	4.947%	4/26/27	1,800	1,777
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	458
	Bank of New York Mellon Corp.	4.706%	2/1/34	300	288
[2]	Bank of Nova Scotia	3.450%	4/11/25	440	424
	Bank of Nova Scotia	4.750%	2/2/26	500	492
	Bank of Nova Scotia	4.850%	2/1/30	350	338
[2,7]	Banque Federative du Credit Mutuel SA	4.125%	3/13/29	100	109
	Barclays plc	5.304%	8/9/26	200	196
	Barclays plc	4.836%	5/9/28	500	461
	Barclays plc	7.385%	11/2/28	400	418
	Barclays plc	7.119%	6/27/34	570	570
[6]	BBVA Bancomer SA	8.450%	6/29/38	400	400
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	90
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	400	331
	BlackRock Inc.	4.750%	5/25/33	500	492
[6]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	75	56
[2,7]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	100	108
[2,7]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	BNP Paribas SA	5.335%	6/12/29	1,840	1,816
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	800	794
	Capital One Financial Corp.	3.750%	3/9/27	140	130
	Capital One Financial Corp.	5.468%	2/1/29	140	134
	Capital One Financial Corp.	6.312%	6/8/29	290	288
	Capital One Financial Corp.	5.817%	2/1/34	400	382
	Capital One Financial Corp.	6.377%	6/8/34	470	467
	Charles Schwab Corp.	2.450%	3/3/27	215	193
	Charles Schwab Corp.	5.643%	5/19/29	68	68
	Charles Schwab Corp.	5.853%	5/19/34	375	381
	Chubb INA Holdings Inc.	1.375%	9/15/30	380	302
	Chubb INA Holdings Inc.	4.350%	11/3/45	271	245
	Citigroup Inc.	4.140%	5/24/25	398	391
	Citigroup Inc.	2.014%	1/25/26	500	470
	Citigroup Inc.	2.561%	5/1/32	415	339
	Citigroup Inc.	6.270%	11/17/33	400	424
	Citigroup Inc.	6.174%	5/25/34	470	473
	Citigroup Inc.	4.650%	7/30/45	145	129
	Citigroup Inc.	4.650%	7/23/48	40	36
	CME Group Inc.	2.650%	3/15/32	300	255
	Commonwealth Bank of Australia	5.079%	1/10/25	250	249
	Commonwealth Bank of Australia	5.316%	3/13/26	400	401
	Cooperatieve Rabobank UA	5.000%	1/13/25	1,100	1,092
	Corebridge Financial Inc.	3.500%	4/4/25	100	95
	Corebridge Financial Inc.	3.650%	4/5/27	150	139
	Corebridge Financial Inc.	3.850%	4/5/29	330	298
	Corebridge Financial Inc.	3.900%	4/5/32	200	174
	Corebridge Financial Inc.	4.350%	4/5/42	190	153
	Corebridge Financial Inc.	4.400%	4/5/52	300	231
[7]	Credit Agricole Assurances SA	4.250%	Perpetual	100	106
	Credit Suisse AG	4.750%	8/9/24	600	587
	Credit Suisse AG	5.000%	7/9/27	300	289
[7]	Danske Bank A/S	4.000%	1/12/27	200	215
[2,7]	Danske Bank A/S	2.500%	6/21/29	100	105
	Deutsche Bank AG	6.720%	1/18/29	150	151
	Deutsche Bank AG	7.079%	2/10/34	240	221
	Equitable Holdings Inc.	5.594%	1/11/33	510	501
	Equitable Holdings Inc.	5.000%	4/20/48	150	129
	Fifth Third Bancorp	4.337%	4/25/33	300	265
[2]	Fifth Third Bank NA	3.950%	7/28/25	500	477
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	220	224
	GATX Corp.	3.500%	6/1/32	300	257
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	360	364
	Goldman Sachs Group Inc.	5.700%	11/1/24	380	380
[7]	Goldman Sachs Group Inc.	3.375%	3/27/25	200	215
	Goldman Sachs Group Inc.	2.640%	2/24/28	280	254
[2,8]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	130
	Goldman Sachs Group Inc.	2.650%	10/21/32	200	163
	Goldman Sachs Group Inc.	6.750%	10/1/37	510	548
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	300	262
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	159
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	129
	Goldman Sachs Group Inc.	4.750%	10/21/45	144	131
	HSBC Holdings plc	2.999%	3/10/26	600	570
[2,8]	HSBC Holdings plc	1.750%	7/24/27	200	216
	HSBC Holdings plc	6.161%	3/9/29	200	202
	HSBC Holdings plc	6.547%	6/20/34	300	299
	HSBC Holdings plc	6.332%	3/9/44	300	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC USA Inc.	5.625%	3/17/25	500	499
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	95
	Intercontinental Exchange Inc.	5.200%	6/15/62	90	89
[7]	JAB Holdings BV	1.000%	12/20/27	100	95
	JPMorgan Chase & Co.	0.969%	6/23/25	750	712
	JPMorgan Chase & Co.	2.069%	6/1/29	1,150	987
	JPMorgan Chase & Co.	1.953%	2/4/32	500	398
	JPMorgan Chase & Co.	2.580%	4/22/32	245	203
	JPMorgan Chase & Co.	4.586%	4/26/33	100	95
	JPMorgan Chase & Co.	5.350%	6/1/34	220	222
	JPMorgan Chase & Co.	6.400%	5/15/38	200	223
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	420	318
	JPMorgan Chase & Co.	5.600%	7/15/41	30	31
	JPMorgan Chase & Co.	3.157%	4/22/42	315	238
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	170	119
	JPMorgan Chase & Co.	3.328%	4/22/52	30	22
[2]	KeyBank NA	4.150%	8/8/25	250	231
	KeyBank NA	5.000%	1/26/33	160	138
	Lloyds Banking Group plc	4.716%	8/11/26	200	194
	Lloyds Banking Group plc	5.871%	3/6/29	300	298
	M&T Bank Corp.	5.053%	1/27/34	250	228
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	480	458
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	230	217
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	240	252
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	225	151
	MetLife Inc.	4.875%	11/13/43	100	93
	MetLife Inc.	5.000%	7/15/52	100	94
	MetLife Inc.	5.250%	1/15/54	100	97
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	320	318
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	500	497
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	290	288
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	300	295
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	320	254
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	350	349
	Mizuho Financial Group Inc.	5.667%	5/27/29	200	200
[4]	Mizuho Financial Group Inc.	5.778%	7/6/29	280	281
[4]	Mizuho Financial Group Inc.	5.748%	7/6/34	340	341
[2]	Morgan Stanley	4.000%	7/23/25	300	291
	Morgan Stanley	5.050%	1/28/27	1,010	1,001
	Morgan Stanley	1.593%	5/4/27	475	425
[7]	Morgan Stanley	0.406%	10/29/27	100	95
	Morgan Stanley	5.123%	2/1/29	540	533
	Morgan Stanley	5.164%	4/20/29	800	791
[2]	Morgan Stanley	1.794%	2/13/32	172	133
	Morgan Stanley	5.250%	4/21/34	410	405
	Morgan Stanley	5.948%	1/19/38	610	602
[2]	Morgan Stanley	3.971%	7/22/38	175	148
[2]	Morgan Stanley	4.457%	4/22/39	140	125
	Morgan Stanley	4.300%	1/27/45	180	157
[2]	Morgan Stanley	2.802%	1/25/52	50	33
	Morgan Stanley Bank NA	4.754%	4/21/26	800	788
	Nasdaq Inc.	5.650%	6/28/25	120	120
	Nasdaq Inc.	5.350%	6/28/28	600	602
	Nasdaq Inc.	5.550%	2/15/34	600	602
	Nasdaq Inc.	3.950%	3/7/52	45	35
	Nasdaq Inc.	5.950%	8/15/53	300	307
[2,7]	Nationwide Building Society	2.000%	7/25/29	100	104
[2,7]	NatWest Group plc	1.750%	3/2/26	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	NatWest Group plc	4.892%	5/18/29	200	190
	Navient Corp.	9.375%	7/25/30	40	40
[6]	New York Life Global Funding	4.850%	1/9/28	500	496
[2,8]	NIBC Bank NV	3.125%	11/15/23	500	625
	Nomura Holdings Inc.	2.679%	7/16/30	200	164
	Northern Trust Corp.	4.000%	5/10/27	250	242
	OneMain Finance Corp.	3.500%	1/15/27	65	56
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	100	126
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	170	163
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	94	95
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	100	124
	PNC Financial Services Group Inc.	4.758%	1/26/27	1,000	978
	PNC Financial Services Group Inc.	5.582%	6/12/29	600	597
	PNC Financial Services Group Inc.	5.068%	1/24/34	525	503
	Principal Financial Group Inc.	5.500%	3/15/53	391	371
	Progressive Corp.	2.500%	3/15/27	200	184
	Progressive Corp.	4.950%	6/15/33	150	149
	Prudential Financial Inc.	3.935%	12/7/49	250	199
[2]	Prudential Financial Inc.	3.700%	3/13/51	110	84
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	200	196
[8]	Rothesay Life plc	8.000%	10/30/25	100	127
[2]	Royal Bank of Canada	3.970%	7/26/24	500	491
[2]	Royal Bank of Canada	4.950%	4/25/25	2,200	2,174
[2]	Royal Bank of Canada	6.000%	11/1/27	1,065	1,093
	Santander Holdings USA Inc.	6.499%	3/9/29	640	634
	Santander UK Group Holdings plc	6.833%	11/21/26	500	501
	Santander UK Group Holdings plc	6.534%	1/10/29	500	504
	State Street Corp.	4.857%	1/26/26	110	108
	State Street Corp.	5.820%	11/4/28	300	308
	State Street Corp.	4.821%	1/26/34	180	175
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	825	828
[6]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	500	502
	Synovus Bank	5.625%	2/15/28	250	225
	Toronto-Dominion Bank	3.766%	6/6/25	400	388
	Toronto-Dominion Bank	5.103%	1/9/26	250	249
	Toronto-Dominion Bank	5.156%	1/10/28	250	248
[2]	Truist Financial Corp.	4.873%	1/26/29	355	341
[2]	Truist Financial Corp.	5.122%	1/26/34	240	227
[2]	Truist Financial Corp.	5.867%	6/8/34	240	240
	UBS Group AG	3.750%	3/26/25	100	96
	UBS Group AG	4.550%	4/17/26	400	384
[6]	UBS Group AG	4.703%	8/5/27	1,000	956
[6]	UBS Group AG	4.282%	1/9/28	300	277
	US Bancorp	5.727%	10/21/26	410	411
[2]	US Bancorp	4.548%	7/22/28	500	479
	US Bancorp	5.850%	10/21/33	200	201
[7]	Visa Inc.	1.500%	6/15/26	200	205
[2]	Wells Fargo & Co.	2.164%	2/11/26	300	283
[2]	Wells Fargo & Co.	3.526%	3/24/28	910	851
[2]	Wells Fargo & Co.	2.393%	6/2/28	400	357
[2]	Wells Fargo & Co.	4.808%	7/25/28	220	215
[2]	Wells Fargo & Co.	3.350%	3/2/33	390	334
[2]	Wells Fargo & Co.	4.897%	7/25/33	600	575
	Wells Fargo & Co.	5.389%	4/24/34	400	398
[2]	Wells Fargo & Co.	3.068%	4/30/41	175	128
	Wells Fargo & Co.	5.375%	11/2/43	155	146
[2]	Wells Fargo & Co.	4.611%	4/25/53	50	44
[2,8]	Wells Fargo Bank NA	5.250%	8/1/23	200	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	1.953%	11/20/28	500	429
	Willis North America Inc.	2.950%	9/15/29	904	779
					75,188
Health Care (4.1%)
	AbbVie Inc.	4.050%	11/21/39	702	611
[2]	AdventHealth Obligated Group	2.795%	11/15/51	350	231
[6]	Alcon Finance Corp.	3.800%	9/23/49	200	155
[7]	American Medical Systems Europe BV	0.750%	3/8/25	278	287
	AmerisourceBergen Corp.	4.300%	12/15/47	300	256
	Amgen Inc.	5.250%	3/2/25	680	677
	Amgen Inc.	5.150%	3/2/28	1,060	1,059
	Amgen Inc.	2.450%	2/21/30	260	222
	Amgen Inc.	5.600%	3/2/43	195	195
	Amgen Inc.	5.650%	3/2/53	145	147
	Amgen Inc.	5.750%	3/2/63	115	117
	AstraZeneca plc	4.000%	9/18/42	260	232
	AstraZeneca plc	4.375%	8/17/48	311	291
	Baxter International Inc.	2.272%	12/1/28	375	322
	Baxter International Inc.	2.539%	2/1/32	190	154
	Baxter International Inc.	3.132%	12/1/51	125	83
	Becton Dickinson & Co.	4.693%	2/13/28	180	178
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	154
	Bristol-Myers Squibb Co.	2.950%	3/15/32	250	221
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	178
	Bristol-Myers Squibb Co.	2.550%	11/13/50	180	117
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	100	81
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	130	105
	Centene Corp.	2.450%	7/15/28	210	180
	Centene Corp.	3.000%	10/15/30	180	150
	Cigna Group	4.800%	8/15/38	100	94
[2]	CommonSpirit Health	4.350%	11/1/42	300	257
[6]	Community Health Systems Inc.	8.000%	3/15/26	180	175
	CVS Health Corp.	4.300%	3/25/28	574	554
	CVS Health Corp.	5.125%	2/21/30	365	363
	CVS Health Corp.	1.750%	8/21/30	476	380
	CVS Health Corp.	5.300%	6/1/33	600	599
	CVS Health Corp.	5.875%	6/1/53	32	33
	CVS Health Corp.	6.000%	6/1/63	400	411
[6]	DaVita Inc.	3.750%	2/15/31	40	32
	Elevance Health Inc.	3.650%	12/1/27	315	298
	Elevance Health Inc.	3.125%	5/15/50	135	95
	Elevance Health Inc.	6.100%	10/15/52	210	230
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	50	51
	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	370
	GE HealthCare Technologies Inc.	5.857%	3/15/30	275	282
	GE HealthCare Technologies Inc.	5.905%	11/22/32	175	183
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	111
	Gilead Sciences Inc.	4.150%	3/1/47	110	95
	HCA Inc.	5.500%	6/1/33	385	384
[6]	IQVIA Inc.	6.500%	5/15/30	95	96
[6]	Medline Borrower LP	3.875%	4/1/29	38	33
	Merck & Co. Inc.	2.150%	12/10/31	330	274
	Merck & Co. Inc.	4.000%	3/7/49	70	62
	Merck & Co. Inc.	5.150%	5/17/63	265	270
[6]	Owens & Minor Inc.	6.625%	4/1/30	15	14
	Pfizer Inc.	2.625%	4/1/30	65	58
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	3,060	3,023
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	945	934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	430	430
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	280	283
[6]	Roche Holdings Inc.	2.076%	12/13/31	285	235
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	137
	Tenet Healthcare Corp.	6.250%	2/1/27	130	129
	Tenet Healthcare Corp.	6.125%	10/1/28	70	67
	Tenet Healthcare Corp.	4.250%	6/1/29	60	54
[6]	Tenet Healthcare Corp.	6.750%	5/15/31	95	96
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	45	41
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	55	57
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	75	78
[7]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	100	107
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	300	244
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	370	377
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	110	82
	UnitedHealth Group Inc.	5.250%	2/15/28	100	102
	UnitedHealth Group Inc.	5.350%	2/15/33	375	390
	UnitedHealth Group Inc.	2.750%	5/15/40	315	234
	UnitedHealth Group Inc.	6.050%	2/15/63	200	226
	Zoetis Inc.	5.400%	11/14/25	425	426
	Zoetis Inc.	4.700%	2/1/43	105	98
	Zoetis Inc.	3.950%	9/12/47	110	91
					20,148
Industrials (3.5%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	74
[6]	Air Canada	3.875%	8/15/26	200	185
[6]	Allison Transmission Inc.	4.750%	10/1/27	155	147
[6]	American Airlines Inc.	7.250%	2/15/28	44	44
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	169
[6]	BAE Systems plc	3.000%	9/15/50	640	439
	Boeing Co.	4.875%	5/1/25	465	458
	Boeing Co.	5.150%	5/1/30	254	252
	Boeing Co.	5.705%	5/1/40	478	477
	Boeing Co.	5.930%	5/1/60	230	228
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	476
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	500	510
	Canadian National Railway Co.	4.400%	8/5/52	380	349
	Canadian Pacific Railway Co.	4.800%	8/1/45	235	219
[6]	Chart Industries Inc.	7.500%	1/1/30	25	26
[6]	Chart Industries Inc.	9.500%	1/1/31	15	16
[6]	Clean Harbors Inc.	4.875%	7/15/27	75	72
[6]	Clean Harbors Inc.	6.375%	2/1/31	50	50
	CSX Corp.	3.800%	11/1/46	283	229
[6]	Daimler Truck Finance North America LLC	1.125%	12/14/23	375	367
[6]	Delta Air Lines Inc.	4.750%	10/20/28	340	330
	Embraer Netherlands Finance BV	5.400%	2/1/27	400	384
[6]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	75	74
	Emerson Electric Co.	2.200%	12/21/31	130	108
[6]	ERAC USA Finance LLC	4.600%	5/1/28	180	175
[6]	ERAC USA Finance LLC	7.000%	10/15/37	300	342
	FedEx Corp.	4.550%	4/1/46	30	26
	FedEx Corp.	4.050%	2/15/48	30	24
[6]	Gates Global LLC	6.250%	1/15/26	33	33
	General Dynamics Corp.	3.750%	5/15/28	236	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	2.850%	6/1/41	226	171
[2,8]	Heathrow Funding Ltd.	6.750%	12/3/26	100	127
[7]	Honeywell International Inc.	3.500%	5/17/27	265	284
	Honeywell International Inc.	5.000%	2/15/33	505	515
	Honeywell International Inc.	5.700%	3/15/37	350	374
	Jacobs Engineering Group Inc.	5.900%	3/1/33	190	186
[9]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	350	377
	Lockheed Martin Corp.	5.250%	1/15/33	270	280
	Lockheed Martin Corp.	3.600%	3/1/35	113	101
	Lockheed Martin Corp.	4.700%	5/15/46	110	106
	Lockheed Martin Corp.	4.300%	6/15/62	170	151
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	842	844
	Norfolk Southern Corp.	4.550%	6/1/53	144	130
	Northrop Grumman Corp.	4.700%	3/15/33	260	255
	Northrop Grumman Corp.	4.030%	10/15/47	152	130
	Northrop Grumman Corp.	4.950%	3/15/53	210	205
[2]	PACCAR Financial Corp.	2.850%	4/7/25	525	503
	Parker-Hannifin Corp.	3.650%	6/15/24	440	431
	Parker-Hannifin Corp.	3.250%	6/14/29	500	455
	Raytheon Technologies Corp.	5.000%	2/27/26	220	220
	Raytheon Technologies Corp.	5.400%	5/1/35	430	438
	Raytheon Technologies Corp.	5.375%	2/27/53	240	249
[6]	Regal Rexnord Corp.	6.050%	4/15/28	105	104
[6]	Regal Rexnord Corp.	6.400%	4/15/33	120	120
	Republic Services Inc.	5.000%	4/1/34	180	179
[6]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	25	25
[6]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	25	26
	Rockwell Automation Inc.	2.800%	8/15/61	158	103
[6]	Rolls-Royce plc	3.625%	10/14/25	180	170
[6]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	620	472
[2]	Sitios Latinoamerica SAB de CV	5.375%	4/4/32	500	453
[6]	Spirit AeroSystems Inc.	7.500%	4/15/25	18	18
	Spirit AeroSystems Inc.	4.600%	6/15/28	35	29
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	80	86
	Teledyne Technologies Inc.	2.750%	4/1/31	130	109
[6]	TopBuild Corp.	3.625%	3/15/29	135	118
[6]	TopBuild Corp.	4.125%	2/15/32	35	30
[6]	TransDigm Inc.	6.250%	3/15/26	130	129
[6]	TransDigm Inc.	6.750%	8/15/28	300	302
	Triton Container International Ltd.	3.250%	3/15/32	410	322
[6]	Triumph Group Inc.	9.000%	3/15/28	45	46
	Tyco Electronics Group SA	2.500%	2/4/32	240	202
	Union Pacific Corp.	3.839%	3/20/60	170	135
	Union Pacific Corp.	3.850%	2/14/72	200	154
[6]	United Airlines Inc.	4.375%	4/15/26	260	247
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	65	64
	United Parcel Service Inc.	6.200%	1/15/38	440	493
					17,177
Materials (2.3%)
	Air Products and Chemicals Inc.	2.800%	5/15/50	113	81
	Albemarle Corp.	4.650%	6/1/27	100	97
[6]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	90	71
[6]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	20	14
[6]	Avient Corp.	7.125%	8/1/30	125	126
[6]	Axalta Coating Systems LLC	4.750%	6/15/27	180	170
	Ball Corp.	6.875%	3/15/28	80	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	6.000%	6/15/29	60	60
	Ball Corp.	2.875%	8/15/30	70	58
	Ball Corp.	3.125%	9/15/31	90	74
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	835	831
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	985	979
[6]	Big River Steel LLC	6.625%	1/31/29	190	188
[6]	Canpack SA	3.875%	11/15/29	245	199
	Celanese US Holdings LLC	5.900%	7/5/24	95	95
[6]	Chemours Co.	5.750%	11/15/28	10	9
[6]	Chemours Co.	4.625%	11/15/29	250	211
[6]	Cleveland-Cliffs Inc.	6.750%	3/15/26	230	233
	Dow Chemical Co.	2.100%	11/15/30	150	124
[6]	Element Solutions Inc.	3.875%	9/1/28	270	236
	FMC Corp.	5.150%	5/18/26	165	163
	FMC Corp.	6.375%	5/18/53	380	386
	Freeport-McMoRan Inc.	4.250%	3/1/30	260	240
[6]	Glencore Funding LLC	4.000%	3/27/27	339	322
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	190	177
[6]	Ingevity Corp.	3.875%	11/1/28	20	17
[2]	Inversiones CMPC SA	4.750%	9/15/24	200	198
[6]	Inversiones CMPC SA	6.125%	6/23/33	200	201
[6]	Kaiser Aluminum Corp.	4.500%	6/1/31	140	112
	LYB International Finance III LLC	3.375%	10/1/40	339	250
[6]	Novelis Corp.	4.750%	1/30/30	126	112
[6]	Novelis Corp.	3.875%	8/15/31	152	125
	Nucor Corp.	3.125%	4/1/32	260	225
	Nucor Corp.	4.400%	5/1/48	110	94
	Nucor Corp.	3.850%	4/1/52	100	79
	Nutrien Ltd.	5.900%	11/7/24	50	50
	Nutrien Ltd.	5.950%	11/7/25	125	126
	Nutrien Ltd.	4.900%	3/27/28	150	147
	Nutrien Ltd.	2.950%	5/13/30	100	87
	Nutrien Ltd.	5.800%	3/27/53	310	311
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	111	88
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	175	171
[6]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	29
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	30	30
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	410	414
[6]	Sealed Air Corp.	6.125%	2/1/28	75	74
	Sherwin-Williams Co.	2.950%	8/15/29	55	49
	Sherwin-Williams Co.	2.200%	3/15/32	95	77
	Sherwin-Williams Co.	3.300%	5/15/50	100	71
[6]	SPCM SA	3.125%	3/15/27	55	49
[6]	SPCM SA	3.375%	3/15/30	255	213
	Vale Overseas Ltd.	6.125%	6/12/33	2,500	2,506
[6]	WR Grace Holdings LLC	5.625%	8/15/29	25	20
[6]	WR Grace Holdings LLC	7.375%	3/1/31	35	35
					11,186
Real Estate (1.1%)
[2,8]	Akelius Residential Property AB	2.375%	8/15/25	100	114
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	175	162
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	325	200
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	175	157
[7]	American Tower Corp.	0.450%	1/15/27	150	142
[2,7]	Aroundtown SA	1.625%	Perpetual	100	33
[7]	ATF Netherlands BV	7.078%	Perpetual	100	46
	Boston Properties LP	2.550%	4/1/32	78	59
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden Property Trust	3.350%	11/1/49	170	124
	Corporate Office Properties LP	2.250%	3/15/26	545	481
	Corporate Office Properties LP	2.000%	1/15/29	365	279
	Crown Castle Inc.	5.000%	1/11/28	170	167
[7]	Digital Dutch Finco BV	0.625%	7/15/25	100	99
[7]	Digital Euro Finco LLC	2.625%	4/15/24	100	107
	ERP Operating LP	4.500%	7/1/44	230	201
	Extra Space Storage LP	5.500%	7/1/30	130	129
	Healthpeak OP LLC	5.250%	12/15/32	305	298
[2,7]	Heimstaden Bostad AB	1.125%	1/21/26	200	175
	Kimco Realty OP LLC	4.250%	4/1/45	75	57
	Kimco Realty OP LLC	3.700%	10/1/49	110	78
[6]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	95	77
	Life Storage LP	2.400%	10/15/31	140	111
[2,7]	Logicor Financing Sarl	0.750%	7/15/24	100	104
	MPT Operating Partnership LP	3.500%	3/15/31	170	117
	Prologis LP	1.750%	2/1/31	100	80
	Prologis LP	4.625%	1/15/33	100	98
	Prologis LP	5.250%	6/15/53	402	395
[2,8]	Realty Income Corp.	1.875%	1/14/27	100	107
	Realty Income Corp.	4.850%	3/15/30	290	281
	SBA Communications Corp.	3.875%	2/15/27	50	46
	SBA Communications Corp.	3.125%	2/1/29	50	42
[6]	VICI Properties LP	4.625%	6/15/25	190	184
[8]	Westfield America Management Ltd.	2.125%	3/30/25	100	115
					5,552
Technology (1.8%)
	Apple Inc.	4.250%	2/9/47	113	108
	Apple Inc.	4.100%	8/8/62	440	385
	Block Inc.	3.500%	6/1/31	20	17
	Broadcom Inc.	3.150%	11/15/25	500	475
	Broadcom Inc.	3.459%	9/15/26	610	577
[6]	Broadcom Inc.	3.137%	11/15/35	620	475
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	36
[6]	Cloud Software Group Inc.	9.000%	9/30/29	75	65
[6]	Entegris Escrow Corp.	4.750%	4/15/29	395	367
[6]	Entegris Escrow Corp.	5.950%	6/15/30	300	288
	Global Payments Inc.	1.500%	11/15/24	170	160
[6]	Imola Merger Corp.	4.750%	5/15/29	185	161
	Intel Corp.	4.875%	2/10/26	500	499
	Intel Corp.	4.875%	2/10/28	430	428
	Intel Corp.	2.450%	11/15/29	452	392
	Intel Corp.	5.125%	2/10/30	250	252
	Intel Corp.	5.200%	2/10/33	170	172
	Intel Corp.	5.625%	2/10/43	130	132
	Intel Corp.	4.100%	5/19/46	186	156
	Intel Corp.	4.900%	8/5/52	400	369
	Intel Corp.	5.900%	2/10/63	120	124
	International Business Machines Corp.	4.150%	5/15/39	510	447
	KLA Corp.	5.000%	3/15/49	187	181
[6]	McAfee Corp.	7.375%	2/15/30	115	100
	Oracle Corp.	5.800%	11/10/25	260	263
	Oracle Corp.	3.250%	5/15/30	424	378
	Oracle Corp.	3.850%	7/15/36	250	209
	Oracle Corp.	4.000%	11/15/47	424	327
	Oracle Corp.	6.900%	11/9/52	50	56
	PayPal Holdings Inc.	3.900%	6/1/27	80	77
	S&P Global Inc.	2.700%	3/1/29	480	433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Seagate HDD Cayman	8.250%	12/15/29	20	21
[6]	Seagate HDD Cayman	8.500%	7/15/31	35	37
	Texas Instruments Inc.	4.600%	2/15/28	350	351
	Verisk Analytics Inc.	5.500%	6/15/45	270	258
	Workday Inc.	3.700%	4/1/29	230	213
					8,989
Utilities (4.4%)
	AEP Texas Inc.	5.400%	6/1/33	230	229
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	200	155
	AEP Transmission Co. LLC	5.400%	3/15/53	130	134
	AES Corp.	5.450%	6/1/28	250	246
[2]	Alabama Power Co.	1.450%	9/15/30	730	578
	Ameren Illinois Co.	5.900%	12/1/52	220	241
	American Electric Power Co. Inc.	2.031%	3/15/24	150	146
	American Electric Power Co. Inc.	5.699%	8/15/25	920	914
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	176
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	274
[6]	Calpine Corp.	5.125%	3/15/28	150	134
[6]	Calpine Corp.	4.625%	2/1/29	30	25
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	300	289
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	71
	CenterPoint Energy Inc.	3.700%	9/1/49	200	151
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	100	92
	Commonwealth Edison Co.	4.900%	2/1/33	165	164
	Commonwealth Edison Co.	5.300%	2/1/53	210	214
	Connecticut Light & Power Co.	5.250%	1/15/53	420	427
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	110	108
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	282
	Constellation Energy Generation LLC	6.250%	10/1/39	170	176
	Consumers Energy Co.	3.600%	8/15/32	60	54
	Consumers Energy Co.	4.200%	9/1/52	120	103
[2]	Dominion Energy Inc.	3.375%	4/1/30	75	67
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	70	70
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	218
	DTE Electric Co.	4.300%	7/1/44	226	196
	DTE Energy Co.	2.950%	3/1/30	200	174
	Duke Energy Carolinas LLC	2.850%	3/15/32	250	213
	Duke Energy Carolinas LLC	4.950%	1/15/33	270	268
	Duke Energy Carolinas LLC	5.350%	1/15/53	150	152
	Duke Energy Corp.	3.300%	6/15/41	226	167
	Duke Energy Indiana LLC	5.400%	4/1/53	320	323
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	165
	Duke Energy Progress LLC	4.100%	5/15/42	200	169
[6]	EDP Finance BV	3.625%	7/15/24	590	575
[6]	Enel Finance America LLC	2.875%	7/12/41	300	197
[2,7]	Enel Finance International NV	0.000%	6/17/27	200	187
	Eversource Energy	4.200%	6/27/24	572	563
	Eversource Energy	5.450%	3/1/28	180	181
	Exelon Corp.	5.150%	3/15/28	360	359
	Exelon Corp.	3.350%	3/15/32	200	174
	Exelon Corp.	4.450%	4/15/46	140	119
	Exelon Corp.	4.100%	3/15/52	100	81
	FirstEnergy Corp.	2.650%	3/1/30	120	101
[2]	FirstEnergy Corp.	2.250%	9/1/30	70	57
[6]	FirstEnergy Transmission LLC	2.866%	9/15/28	450	397
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	150
	Georgia Power Co.	4.950%	5/17/33	620	612
[6]	ITC Holdings Corp.	4.950%	9/22/27	950	937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	ITC Holdings Corp.	5.400%	6/1/33	290	288
[2,7]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	200	212
[8]	National Grid Electricity Distribution plc	3.625%	11/6/23	100	126
	National Grid plc	5.602%	6/12/28	350	351
	National Grid plc	5.809%	6/12/33	580	590
[6]	NextEra Energy Operating Partners LP	4.500%	9/15/27	57	53
	NiSource Inc.	5.250%	3/30/28	180	180
	NiSource Inc.	5.400%	6/30/33	100	100
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	209
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	45
	Pacific Gas & Electric Co.	6.150%	1/15/33	220	216
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	61
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	54
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	36
	PacifiCorp	5.350%	12/1/53	310	283
	PECO Energy Co.	3.700%	9/15/47	500	396
[6]	Pennsylvania Electric Co.	5.150%	3/30/26	110	108
	PPL Electric Utilities Corp.	5.250%	5/15/53	450	459
	Public Service Co. of Colorado	3.600%	9/15/42	565	446
	Public Service Co. of New Hampshire	5.150%	1/15/53	210	211
	Public Service Co. of Oklahoma	5.250%	1/15/33	100	100
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	350	344
[6]	Rayburn Country Securitization LLC	2.307%	12/1/30	189	169
	Sempra Energy	3.700%	4/1/29	300	274
	Southern California Edison Co.	5.300%	3/1/28	180	180
	Southern California Edison Co.	3.450%	2/1/52	150	107
	Southern Co.	4.475%	8/1/24	750	736
	Southern Co.	5.150%	10/6/25	240	239
	Southern Co.	5.700%	10/15/32	190	197
	Tampa Electric Co.	3.875%	7/12/24	100	98
	TransAlta Corp.	7.750%	11/15/29	125	129
	Union Electric Co.	5.450%	3/15/53	450	459
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	200	156
	Virginia Electric & Power Co.	5.450%	4/1/53	170	171
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	130	122
	WEC Energy Group Inc.	5.000%	9/27/25	270	268
	WEC Energy Group Inc.	4.750%	1/9/26	690	680
	WEC Energy Group Inc.	4.750%	1/15/28	520	509
					21,617
Total Corporate Bonds (Cost $220,071)					207,965
Floating Rate Loan Interests (1.6%)
[10]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.000%	4/20/28	2,070	2,115
[10]	Alterra Mountain Co. Term Loan B-3, TSFR1M + 3.750%	8.952%	5/31/30	15	15
[10]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.441%	2/1/27	157	118
[10]	Belron Finance US LLC Dollar Fourth Incremental Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	15	15
[10]	Berry Global Inc. Term Loan Z, 1M USD LIBOR + 1.750%	6.972%	7/1/26	956	955
[10]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.492%	7/6/29	154	154
[10]	Chemours Co. Tranche B-2 Term Loan, TSFR1M + 1.750%	6.952%	4/3/25	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Clarios Global LP First Lien Term Loan, TSFR1M + 3.750%	8.852%	5/6/30	125	125
[10]	Clean Harbors Inc. Incremental Term Loan, TSFR1M + 2.000%	7.193%	10/8/28	985	983
[10]	Cloud Software Group, Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	90	84
[10]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	6.967%	8/12/26	127	125
[10]	Directv Financing LLC Term Loan, TSFR1M + 5.000%	10.217%	8/2/27	202	197
[10]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.342%	7/21/28	107	105
[10]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	9.342%	7/21/28	8	8
[10]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.143%	7/21/28	85	81
[10]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.143%	7/21/28	30	29
[10]	Fortrea Holdings Inc. Term Loan B, TSFR1M + 3.750%	8.891%	6/12/30	10	10
[10]	HUB International Ltd. Term Loan, TSFR1M + 4.250%	9.341%	6/20/30	30	30
[10]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.010%	3/1/29	109	104
[10]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.250%	8.352%	10/23/28	501	495
[10]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.764%	6/21/27	59	61
[10]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.950%	4/11/25	74	74
[10]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	8.798%	10/20/27	1,407	1,460
[10]	Spirit Aerosystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	2	2
[10]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.452%	3/22/29	73	72
[10]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.452%	3/22/29	110	109
[10]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.775%	5/30/25	295	295
Total Floating Rate Loan Interests (Cost $7,893)					7,831
Sovereign Bonds (12.5%)
[2]	Arab Republic of Egypt	8.700%	3/1/49	350	189
[2]	Arab Republic of Egypt	8.875%	5/29/50	200	108
[2]	Bermuda	5.000%	7/15/32	735	719
[2]	Dominican Republic	5.950%	1/25/27	1,200	1,177
[2]	Dominican Republic	4.500%	1/30/30	370	324
[4]	Ecopetrol SA	8.625%	1/19/29	627	628
	Ecopetrol SA	8.875%	1/13/33	600	594
[2]	Empresa Nacional del Petroleo	3.750%	8/5/26	430	407
[2]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	880	865
[2,7]	European Union	0.300%	11/4/50	2,695	1,447
[6,7]	Export-Import Bank of Korea	3.500%	6/7/26	3,600	3,886
[2]	Federal Republic of Nigeria	6.500%	11/28/27	670	584
[2]	Federal Republic of Nigeria	7.875%	2/16/32	275	231
[2,6]	Finance Department Government of Sharjah	6.500%	11/23/32	600	618
[2]	Gabonese Republic	6.950%	6/16/25	630	593
[11]	Japan Bank for International Cooperation	4.250%	4/27/26	2,312	2,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kingdom of Saudi Arabia	4.750%	1/18/28	3,387	3,360
[2]	Kingdom of Saudi Arabia	4.500%	10/26/46	215	188
[2]	Kingdom of Saudi Arabia	4.625%	10/4/47	1,000	889
[2]	Kingdom of Saudi Arabia	5.000%	1/18/53	740	688
[6,7]	Kingdom of Spain	3.550%	10/31/33	1,678	1,844
[2,6]	Korea Electric Power Corp.	3.625%	6/14/25	1,000	965
[2,6]	Korea Electric Power Corp.	5.375%	4/6/26	840	837
[2]	OCP SA	3.750%	6/23/31	640	529
[2]	Oman Government Bond	4.750%	6/15/26	1,000	972
[2]	Oman Government Bond	6.500%	3/8/47	230	215
[2]	Paraguay Government Bond	4.950%	4/28/31	1,640	1,577
[2,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	839
[2]	Petroleos del Peru SA	5.625%	6/19/47	627	404
	Petroleos Mexicanos	6.490%	1/23/27	3,400	3,018
	Petroleos Mexicanos	6.500%	6/2/41	186	118
	Petroleos Mexicanos	6.375%	1/23/45	130	80
	Petroleos Mexicanos	6.750%	9/21/47	690	432
	Petroleos Mexicanos	6.950%	1/28/60	989	616
[4]	Province of British Columbia	4.200%	7/6/33	2,250	2,244
[2]	Republic of Angola	8.750%	4/14/32	300	253
[2,4]	Republic of Chile	5.330%	1/5/54	600	597
[2]	Republic of Ecuador	1.500%	7/31/40	255	79
[2]	Republic of El Salvador	7.650%	6/15/35	480	283
[2,12]	Republic of Ghana	8.950%	3/26/51	200	83
[2]	Republic of Guatemala	4.500%	5/3/26	2,849	2,727
[2,6]	Republic of Guatemala	6.600%	6/13/36	1,250	1,258
[2]	Republic of Honduras	7.500%	3/15/24	200	198
	Republic of Hungary	5.375%	3/25/24	150	149
[2]	Republic of Indonesia	4.150%	9/20/27	600	582
[2]	Republic of Indonesia	6.625%	2/17/37	750	860
[2]	Republic of Panama	4.300%	4/29/53	210	156
[2]	Republic of Panama	3.870%	7/23/60	920	609
[2]	Republic of Paraguay	5.000%	4/15/26	1,000	993
[2]	Republic of Poland	5.750%	11/16/32	962	1,009
[2]	Republic of Poland	5.500%	4/4/53	502	507
[2]	Republic of Romania	5.250%	11/25/27	600	586
[2,7]	Republic of Romania	2.125%	3/7/28	633	598
[7]	Republic of Romania	6.625%	9/27/29	1,440	1,629
[2]	Republic of Senegal	6.250%	5/23/33	235	197
[2,13]	Republic of South Africa	8.500%	1/31/37	31,000	1,258
	Republic of Turkey	5.750%	5/11/47	800	549
[2]	Republic of Uzbekistan International Bond	4.750%	2/20/24	550	544
[2]	Republic of Vietnam	4.800%	11/19/24	1,014	995
[2]	Saudi Arabian Oil Co.	2.875%	4/16/24	1,000	976
[2]	Saudi Arabian Oil Co.	3.500%	4/16/29	450	415
[2,7]	Serbia International Bond	1.500%	6/26/29	900	757
[2,14]	Southern Gas Corridor CJSC	6.875%	3/24/26	500	508
	State of Israel	4.500%	1/17/33	1,605	1,577
[2,12]	Ukraine Government Bond	7.750%	9/1/26	1,100	264
[2,12]	Ukraine Government Bond	6.876%	5/21/31	1,050	240
[2]	United Mexican States	2.659%	5/24/31	1,307	1,088
[2,15]	United Mexican States	7.750%	5/29/31	60,000	3,305
[2,15]	United Mexican States	8.500%	11/18/38	9,500	539
[2,15]	United Mexican States	7.750%	11/13/42	7,000	366
[2,6]	Uzbekneftegaz JSC	4.750%	11/16/28	600	496
Total Sovereign Bonds (Cost $63,605)					61,687

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[16]	Vanguard Market Liquidity Fund (Cost $3,318)	5.150%	33,181	3,317
Total Investments (100.7%) (Cost $519,062)				496,935
Other Assets and Liabilities—Net (-0.7%)				(3,230)
Net Assets (100%)				493,705
Cost is in $000.
1	Securities with a value of $411,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
5	Securities with a value of $1,812,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $61,461,000, representing 12.4% of net assets.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Face amount denominated in Swiss francs.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Guaranteed by the Government of Japan.
12	Non-income-producing security—security in default.
13	Face amount denominated in South African rand.
14	Guaranteed by the Republic of Azerbaijan.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	101	20,538	(62)
5-Year U.S. Treasury Note	September 2023	199	21,312	(146)
10-Year U.S. Treasury Note	September 2023	183	20,545	(158)
Long Gilt	September 2023	10	1,210	(7)
Long U.S. Treasury Bond	September 2023	8	1,015	—
Ultra Long U.S. Treasury Bond	September 2023	11	1,498	8
				(365)

Short Futures Contracts
10-Year Japanese Government Bond	September 2023	(9)	(9,265)	(31)
Euro-Bobl	September 2023	(52)	(6,566)	94
Euro-Bund	September 2023	(41)	(5,984)	36
Euro-Buxl	September 2023	(10)	(1,523)	(18)
Euro-Schatz	September 2023	(117)	(13,386)	111
Mini 10-Year Japanese Government Bond	September 2023	(16)	(1,647)	(7)
Ultra 10-Year U.S. Treasury Note	September 2023	(62)	(7,343)	19
				204
				(161)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	7/21/23	EUR	1,385	USD	1,519	—	(7)
JPMorgan Chase Bank, N.A.	7/21/23	EUR	1,024	USD	1,118	—	—
Barclays Bank plc	7/21/23	EUR	186	USD	203	—	—
Bank of America, N.A.	7/21/23	EUR	139	USD	151	1	—
BNP Paribas	7/21/23	EUR	97	USD	106	—	—
JPMorgan Chase Bank, N.A.	7/21/23	EUR	92	USD	100	—	—
Bank of America, N.A.	7/21/23	EUR	79	USD	87	—	(1)
JPMorgan Chase Bank, N.A.	9/20/23	GBP	219	USD	278	—	—
JPMorgan Chase Bank, N.A.	9/20/23	JPY	2,648	USD	19	—	—
Credit Agricole CIB	9/20/23	JPY	1,976	USD	14	—	—
Barclays Bank plc	9/20/23	USD	370	CHF	330	—	(3)
Bank of America, N.A.	7/21/23	USD	18,393	EUR	16,775	73	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	7/21/23	USD	475	EUR	434	1	—
Barclays Bank plc	7/21/23	USD	109	EUR	100	—	—
Bank of America, N.A.	7/21/23	USD	67	EUR	61	—	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	2,919	GBP	2,273	32	—
Barclays Bank plc	9/20/23	USD	66	JPY	9,168	2	—
Bank of America, N.A.	9/20/23	USD	60	JPY	8,286	2	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	18	JPY	2,572	—	—
Bank of America, N.A.	9/20/23	USD	3,863	MXN	67,553	—	(25)
Barclays Bank plc	9/20/23	USD	1,382	ZAR	25,581	33	—
						144	(36)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S40-V1	6/20/28	USD	19,030	(1.000)	(451)	(69)
iTraxx Europe-S39-V1	6/20/28	EUR	400	(1.000)	(5)	(2)
						(71)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	230	1.000	1	1	—	—
Republic of Colombia/Baa2	6/20/28	GSI	600	1.000	(34)	(61)	27	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of Peru/Baa1	6/20/28	GSI	175	1.000	2	(1)	3	—
Republic of South Africa/Ba2	6/20/28	BARC	405	1.000	(28)	(34)	6	—
					(59)	(95)	36	—
Credit Protection Purchased
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	273	144	129	—
					214	49	165	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $277,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/26	N/A	500	4.929	(3.750)	32	28
3/15/28	N/A	600	4.929	(3.500)	53	48
					85	76
1 Notional amount denominated in British pound.
2 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open swaption contracts at June 30, 2023.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	181,710	—	181,710
Asset-Backed/Commercial Mortgage-Backed Securities	—	34,425	—	34,425
Corporate Bonds	—	207,965	—	207,965
Floating Rate Loan Interests	—	7,831	—	7,831
Sovereign Bonds	—	61,687	—	61,687
Temporary Cash Investments	3,317	—	—	3,317
Total	3,317	493,618	—	496,935

Derivative Financial Instruments
Assets
Futures Contracts[1]	268	—	—	268
Forward Currency Contracts	—	144	—	144
Swap Contracts	76[1]	165	—	241
Total	344	309	—	653
Liabilities
Futures Contracts[1]	429	—	—	429
Forward Currency Contracts	—	36	—	36
Swap Contracts	71[1]	—	—	71
Total	500	36	—	536
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.